Preferred Stock, Convertible Preferred Stock, Common Stock and Stockholders’ Deficit (Details Narrative) - USD ($)					1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 14, 2023	Sep. 12, 2023	Sep. 12, 2023	Jun. 16, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022		Sep. 19, 2023
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage							0.00%
Stock Issued During Period, Shares, New Issues							7,185,734	109,739
Stock Issued During Period, Value, New Issues							$ 11,000
Common Stock, Shares Authorized								330,000,000
Common Stock, Par or Stated Value Per Share								$ 0.0001
Common Stock, Shares, Issued						35,522,230	35,522,230	8,583,724
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period							197,711
Common stock for debt settlement							387,820
Common stock for deferred compensation settlement							46,826
Common stock for nonredemption and pipe agreement investor							1,306,811
Common stock for forward purchase agreement							1,000,000
Common stock for stockholders							16,769,236
Stock issued for lawsuit settlement								105,137
Stock issued lieu of cash interest								16,175
Shares, Outstanding		35,522,230	35,522,230
Redemption of outstanding warrants per share			$ 0.01
Share Price						$ 2.00	$ 2.00
Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						13,412,154	13,412,154
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number						13,412,154	13,412,154	1,685,760,000	[1]
2020 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						1,050,000	1,050,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.00	$ 1.00
Warrant residual value							$ 100,000
2020 LOC Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						2,000,000	2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.00	$ 1.00
Estimated fair value of warrants						$ 600,000	$ 600,000
2021 [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						1,000,000	1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.00	$ 1.00
Warrant residual value							$ 22,000
Public Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50	11.50
Class of warrants or rights warrants issued during the period units		11,500,000
Public Warrants [Member] | Warrant [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number						11,500,000	11,500,000
Redemption Of Warrants [Member] | Share Price Equal or Less Ten Point Zero Rupees Per Dollar [Member]
Class of Stock [Line Items]
Class of Warrants, Redemption Notice Period		30 days
Redemption Of Warrants [Member] | Share Price Equal or Exceeds Eighteen Rupees Per Dollar [Member]
Class of Stock [Line Items]
Share Price		$ 18.00	18.00
Private Placement Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50	$ 11.50
Class of warrants or rights warrants issued during the period units			1,912,514
Private Placement Warrants [Member] | Warrant [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number						1,912,514	1,912,514
Term Note Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues							1,546
Common stock with term notes as interest paid in kind							42,822
Stock Issued During Period, Shares, Issued for Services								57,857
Calidi Cure [Member]
Class of Stock [Line Items]
Change in fair value of debt and other liabilities related party							$ 2,400,000
Loss due to change in fair value.						$ 2,700,000
Calidi Cure Conversion Price [Member]
Class of Stock [Line Items]
Preferred stock conversion price amount							200,000,000.0
JIG Tranche 1 [Member]
Class of Stock [Line Items]
Number of shares committed to be purchase value				$ 5,000,000.0
Number of shares committed to be purchase				199,999
JIG Tranche 2 [Member]
Class of Stock [Line Items]
Sales Commissions and Fees			$ 100,000
J I G Conversion Price [Member]
Class of Stock [Line Items]
Preferred stock conversion price amount							$ 180,000,000.0
Calidi Cure [Member]
Class of Stock [Line Items]
Sales Commissions and Fees			$ 400,000
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized										1,000,000
Preferred Stock, Par or Stated Value Per Share										$ 0.0001
Founders [Member]
Class of Stock [Line Items]
Preferred Stock, Convertible, Conversion Price						$ 0.20	$ 0.20
Series A1 [Member]
Class of Stock [Line Items]
Preferred Stock, Convertible, Conversion Price						1.00	1.00
Series A2 [Member]
Class of Stock [Line Items]
Preferred Stock, Convertible, Conversion Price						1.75	1.75
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				1,000,000
Sale of Stock, Price Per Share				$ 25.00
Stock Issued During Period, Value, New Issues				$ 25,000,000.0
Preferred Stock, Liquidation Preference Per Share						$ 25.00	$ 25.00
Preferred Stock, Conversion Basis							i) the Closing of the business combination or a qualified public offering by Calidi, or ii) on September 30, 2025. A qualified public offering shall occur upon the sale and firm commitment in an underwritten public offering in which Calidi sells at least $10.0 million at a price per share equal to or greater than the Conversion Price defined above respectively which was sold to the public and listed on a national securities exchange
Percentage to repay in the event business combination not complited.	10.00%
Repurchase price of stock.	$ 5,500,000
Number of shares commited to purchase in the event business combination is completed.	12,500,000
Aggregate financing cost.					$ 2,700,000
Series B Preferred Stock [Member] | Mr. Camaisa [Member]
Class of Stock [Line Items]
Number of shares commited to purchase in the event business combination value	$ 12,500,000
Series B Preferred Stock [Member] | Calidi Cure [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues				200,000
Number of shares committed to be purchase value				$ 12,500,000
Number of shares committed to be purchase				500,000
Loss due to change in fair value.							$ 2,700,000
Valuation amount.	50,000,000.0
Series B Preferred Stock [Member] | Calidi Cure Tranche One [Member]
Class of Stock [Line Items]
Number of shares committed to be purchase value				$ 5,000,000.0
Number of shares committed to be purchase				199,999
Series B Preferred Stock [Member] | Calidi Cure Tranche Two [Member]
Class of Stock [Line Items]
Number of shares committed to be purchase value				$ 7,500,000
Number of shares committed to be purchase				300,001
Series B Preferred Stock [Member] | JIG [Member]
Class of Stock [Line Items]
Number of shares committed to be purchase value				$ 12,500,000
Number of shares committed to be purchase				500,000
Series B Preferred Stock [Member] | JIG Tranche 1 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues				$ 5,000,000
Valuation amount.	$ 5,000,000.0
Series B Preferred Stock [Member] | JIG Tranche 2 [Member]
Class of Stock [Line Items]
Number of shares committed to be purchase value				$ 7,500,000
Number of shares committed to be purchase				300,001
Stock Repurchased During Period, Shares			300,001
Sales Commissions and Fees			$ 7,400,000
Series B Preferred Stock [Member] | Calidi Cure [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Shares			500,000
Sales Commissions and Fees			$ 12,100,000
FLAG Class B Common Stock [Member] | Calidi Cure [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					1,500
FLAG Class B Common Stock [Member] | JIG [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					255,987
Voting Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized						312,000,000	312,000,000
Nonvoting Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized						18,000,000	18,000,000	0

[1]	Retroactively restated for the reverse recapitalization as described in Note 3.